Accrued Payroll And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Payroll And Other Liabilities [Abstract]
Accrued Payroll And Other Liabilities

	2012	2011
Current:
Accrued payroll	$110,499	$100,254
Long-term incentive plan	8,843	20,490
Accrued expenses	17,908	20,029
Amnesty program	10,236	2,480
Other liabilities	3,204	3,468
	$150,690	$146,721

Non-current:
Long-term incentive plan	$2,968	$12,879
Amnesty program	20,210	25,972
Other liabilities	16,937	13,214
	$40,115	$52,065